MEMBERS' EQUITY OF NERDY LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Redeemable Preferred Units of Nerdy LLC and Members' Equity of Nerdy LLC
NOTE 14 — REDEEMABLE PREFERRED UNITS OF NERDY LLC
For the three months ended March 31, 2021, Nerdy LLC had historical Class B and Class C redeemable preferred units (respectively, the “Class B Units” and the “Class C Units”) issued and outstanding. The Class B and Class C units were exchanged for cash, Class A Common Stock, or Class B Common Stock, and OpCo Units in connection with the Reverse Recapitalization on September 20, 2021. The following table summarizes the changes to Nerdy LLC’s historical Class B and Class C Units for the three months ended March 31, 2021. The
Company recast the historical Nerdy LLC redeemable preferred units outstanding for the period presented, reflecting the exchange ratio of
1-for-0.64.
The historical Nerdy LLC redeemable preferred units disclosed in this note give effect to the conversion for all periods presented, without any change to par value or per unit amounts. The Company has not made retroactive adjustments related to the historical book values of the historical Nerdy LLC redeemable preferred units as the adjustments were considered immaterial.

As Of and For The Three Months Ended March 31, 2021
Class B Units, value
Beginning of period and end of period	$259,638
Class C Units, value
Beginning of period and end of period	$119,158
Class B Units, units
Beginning of period and end of period	25,920
Class C Units, units
Beginning of period and end of period	11,895

NOTE 19—MEMBERS’ EQUITY OF NERDY LLC
For periods prior to the Reverse Recapitalization, Nerdy LLC had historical equity described below authorized, issued and outstanding. As discussed in Note 1, Legacy Nerdy Holders received cash, Class A Common Stock, or Class B Common Stock, and OpCo Units in exchange for their Historical Nerdy LLC Equity, pursuant to the terms of the Business Combination Agreement. Holders of UARs received SARs or a combination of cash and SARs. Holders of vested PIUs received a combination into shares of Class B Common Stock (and an equivalent number of OpCo Units in Nerdy LLC) and cash. Unvested PIUs were converted into RSAs with the underlying equity being Class B Common Stock (and an equivalent number of OpCo Units in Nerdy LLC). The Company recasted Historical Nerdy LLC Equity outstanding for the periods prior to the Reverse Recapitalization, reflecting the exchange ratio of
1-for-0.64
(see Note 2). The historical Nerdy LLC units disclosed in this note give effect to the conversion for all periods presented, without any change to par value or per unit amounts. The Company has not made retroactive adjustments related to the historical book values of Historical Nerdy LLC Equity as the adjustments were considered immaterial.
Redeemable Preferred Units
Class B Redeemable Preferred Units
Nerdy LLC had authorized 25,920 units of Class B redeemable preferred voting units (“Class B Units”), of which 25,920 were issued and outstanding as of December 31, 2020.
Class C Redeemable Preferred Units
Nerdy LLC had authorized 11,895 units of Class C redeemable preferred voting units (“Class C Units”), of which 11,895 were issued and outstanding as of December 31, 2020.
Redeemable Preferred Units Rights
Nerdy LLC’s previously amended and restated operating agreement (the “Historical Nerdy LLC Operating Agreement”) stated that starting on November 24, 2022 (the fifth anniversary of the Historical Nerdy LLC Operating Agreement), holders of a majority of the Class B and Class C units (collectively the “Senior Preferred
Units”) could have elected to have Nerdy LLC redeem
one-third
of the outstanding Senior Preferred Units within 60 days from the election date and then on each of the following two anniversaries, at a redemption price equal to the greater of (i) the applicable original issue price (“OIP”) of such class of Senior Preferred Units or (ii) the fair market value of the Senior Preferred Units as of the redemption election date. Nerdy LLC’s Senior Preferred Units were accreted to the greater of OIP or fair market value, which was the redemption value, at the end of each reporting date. During the year ended December 31, 2020, Nerdy LLC recognized accretion of $150,146 and $69,111 on the Class B Units and the Class C Units, respectively, which was recorded to “Accumulated deficit” on the Consolidated Balance Sheet. Senior Preferred Units were convertible into common units at any time at the option of the holders, or automatically upon a qualified initial public offering, at a conversion price equal to the applicable OIP of such class of Senior Preferred Units, subject to adjustment for subsequent issuances of common units.
The following table
summarizes the changes to Nerdy LLC’s Class B Units for years ended December 31, 2021, 2020, and 2019. There was no activity related to the Class B Units and Class C Units during the year ended December 31, 2019. The exchange of Nerdy LLC Class B Units and Class C Units related to the Reverse Recapitalization was initially recorded to “Additional paid-in
capital” and subsequently to “Cash and Cash Equivalents,” to the extent Legacy Nerdy LLC Holders received cash, on the Consolidated Balance Sheet.

	Redeemable Preferred Units
	Class B		Class C
	Units	Value	Units	Value
Balance, December 31, 2019 and 2018	25,920	$109,492	11,895	$50,047
Redeemable preferred unit accretion	—	150,146	—	69,111

Balance, December 31, 2020	25,920	$259,638	11,895	$119,158
Reverse Recapitalization	(25,920)	(259,638)	(11,895)	(119,158)

Balance, December 31, 2021	—	$—	—	$—

Nonredeemable Preferred Units
Class A Preferred Units
Nerdy LLC had authorized 5,060 units of Class A preferred voting units (“Class A Units”), of which 5,060 were issued and outstanding as of December 31, 2020. As of December 31, 2020, $1,909 of cumulative dividends would have been payable in the event of a qualifying distribution.
Class A-1
Preferred Units
Nerdy LLC had authorized 5,007 units of
Class A-1
preferred voting units
(“Class A-1
Units”), of which 5,007 were issued and outstanding as of December 31, 2020. As of December 31, 2020, $1,715 of cumulative dividends would have been payable in the event of a qualifying distribution.
Nonredeemable Preferred Units Rights
Class A Units were eligible to receive, in the aggregate, an amount equal to 3x the Class A OIP (the “Class A Preferred Return”) in accordance with and subject to the Company’s distribution waterfall.
Class A-1
Units were eligible to receive, in the aggregate, an amount equal to 3x the
Class A-1
OIP (the
“Class A-1
Preferred Return” and together with the Class A Preferred Return, the “Preferred Return”) in accordance with and subject to the Company’s distribution waterfall. Alternatively, at the election of a holder at any time, or automatically in connection with a qualified initial public offering, the Class A Units and
Class A-1
Units convert to common units in accordance with the then-applicable conversion ratio.

Common Units
Nerdy LLC authorized 54,761 units of common membership voting units, of which 54,761 were issued and outstanding as of December 31, 2020. Common unit holders shared in Nerdy LLC’s profits and distributions after the holders of Class A Units,
Class A-1
Units, Class B Units, Class C Units and the Class A Units and
Class A-1
Units Preferred Return, or on a pro rata basis in the event of a qualified initial public offering.
As of December 31, 2020, there were no authorized and unissued Class A Units,
Class A-1
Units, Class B Units, Class C Units or Common Units.